Earnings Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Ordinary Share [Abstract]
Computations Of Basic And Diluted Earnings Per Ordinary Share

	Year ended	Year ended	Year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Net income for the computation of basic and diluted
earnings per share	$165,166	$207,573	$172,224
Weighted average ordinary shares outstanding	85,036,957	114,952,639	146,587,752
Basic and diluted earnings per ordinary share	$1.94	$1.81	$1.17